Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Equity securities	[1]	¥ 597,601	¥ 500,832
Trading debt securities		0	2,179
Available-for-sale debt securities		2,665,478	2,234,608
Held-to-maturity debt securities	[2]	0	114,759
Total		¥ 3,263,079	¥ 2,852,378

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥161,244 million as of March 31, 2023 and 2024, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.
[2]	During fiscal 2024, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.